CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Stockholders Equitys Total [Member]	Noncontrolling Interest [Member]	Total
As of March 31, 2025 at Mar. 31, 2024	$ 6,000	$ 15,210,301	$ (15,233,789)	$ 257,751	$ 240,263	$ (211,124)	$ 29,139
Beginning balance , shares at Mar. 31, 2024	30,000,004
Net loss			(396,562)		(396,562)	(123,161)	(519,723)
Foreign currency translation				(5,501)	(5,501)	(10,066)	(15,567)
As of March 31, 2026 at Mar. 31, 2025	$ 6,000	15,210,301	(15,630,351)	252,250	(161,800)	(344,351)	(506,151)
Ending balance , shares at Mar. 31, 2025	30,000,004
Net loss			(7,852,633)		(7,852,633)	(55,079)	(7,907,712)
Foreign currency translation				(271,944)	(271,944)	5,506	(266,438)
Shares issuance for IPO	$ 750	12,187,387			12,188,137		12,188,137
Shares issuance for IPO, shares	3,750,000
Shares issuance for share-based compensation	$ 120	450,660			450,780		450,780
Shares issuance for share based compensation, shares	600,000
Shares issuance under equity line of credit	$ 240	1,319,760			1,320,000		1,320,000
Shares issuance under equity line of credit, shares	1,200,000
As of March 31, 2026 at Mar. 31, 2026	$ 7,110	$ 29,168,108	$ (23,482,984)	$ (19,694)	$ 5,672,540	$ (393,924)	$ 5,278,616
Ending balance , shares at Mar. 31, 2026	35,550,004